North Square Altrinsic International Equity Fund
Schedule of Investments
January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.5%
	BRAZIL - 0.5%
50,837	Ambev SA - ADR	$141,835

	CANADA - 1.9%
3,401	Agnico Eagle Mines Ltd.	237,560
38,604	Kinross Gold Corp.	269,586
		507,146
	CHINA - 5.2%
552	Alibaba Group Holding Ltd. - ADR*	140,114
1,949	Baidu, Inc. - ADR*	458,054
27,433	Sands China Ltd.	108,946
11,006	Tencent Music Entertainment Group - ADR*	292,760
11,493	Trip.com Group Ltd. - ADR*	365,822
		1,365,696
	FRANCE - 11.7%
7,348	Accor SA*	247,082
28,081	AXA SA	622,116
17,914	Bureau Veritas SA*	470,058
8,816	Danone SA	586,251
6,510	Sanofi	612,254
4,140	SCOR SE*	125,891
9,947	TOTAL SE	419,250
		3,082,902
	GERMANY - 7.8%
332	adidas AG*	105,270
1,486	Continental AG	207,971
7,296	Fresenius Medical Care AG & Co KGaA	590,238
3,992	SAP SE	506,536
3,379	Siemens AG	523,542
3,232	Siemens Energy AG*	119,941
		2,053,498
	IRELAND - 2.0%
438	Linde PLC	106,950
3,676	Medtronic PLC	409,249
		516,199

	ISRAEL - 2.8%
5,689	Check Point Software Technologies Ltd.*	726,713

	JAPAN - 14.0%
45,646	Astellas Pharma, Inc.	740,928
5,443	Daito Trust Construction Co Ltd.	567,237
3,233	Hitachi Ltd.	133,184
7,981	Japan Exchange Group, Inc.	186,320
7,214	Makita Corp.	344,251
314	Nintendo Co Ltd.	180,749
16,401	Sumitomo Mitsui Trust Holdings, Inc.	490,681
9,455	Taisei Corp.	306,315
14,572	Tokio Marine Holdings, Inc.	715,790
		3,665,455
	LUXEMBOURG - 0.5%
15,183	Tenaris SA	117,237

	MEXICO - 0.5%
27,548	Grupo Financiero Banorte SAB de CV - Class O*	137,209

	NETHERLANDS - 7.2%
20,526	ABN AMRO Bank NV - EDR*	214,374
3,844	Akzo Nobel NV	391,317
4,554	Euronext NV	490,451
7,579	Heineken NV	790,431
		1,886,573
	REPUBLIC OF KOREA - 2.2%
6,697	KB Financial Group, Inc. - ADR*	242,833
188	Samsung Electronics Co., Ltd. - GDR	345,309
		588,142
	SINGAPORE - 2.0%
69,131	Singapore Exchange Ltd.	513,576

	SPAIN - 0.8%
1,434	Aena SME SA*	221,147

	SWEDEN - 2.6%
15,174	Assa Abloy AB - Class B	375,280
4,555	Sandvik AB	113,443
14,349	Telefonaktiebolaget LM Ericsson - Class B	180,675
		669,398
	SWITZERLAND - 13.6%
6,347	Chubb Ltd.	924,567
6,509	Julius Baer Group Ltd.	393,829
6,537	Nestle SA	732,776
6,303	Novartis AG	570,706
726	Roche Holding AG	250,551
1,731	Zurich Insurance Group AG	692,135
		3,564,564
	THAILAND - 0.5%
34,852	Bangkok Bank - NVDR	131,612

	UNITED KINGDOM - 16.8%
10,681	Antofagasta PLC	208,304
3,998	Aon PLC - Class A	811,994
8,187	BP PLC - ADR	181,915
156,731	BT Group PLC*	268,742
5,298	Compass Group PLC*	94,637
17,122	Diageo PLC	687,397
39,989	GlaxoSmithKline PLC	742,645
17,358	Liberty Global PLC - Class A*	419,022
359,463	Lloyds Banking Group PLC*	161,302
31,841	RSA Insurance Group PLC	293,542
31,996	Vodafone Group PLC - ADR	548,731
		4,418,231
	UNITED STATES - 2.9%
65	Booking Holdings, Inc.*	126,381
8,279	Cognizant Technology Solutions Corp. - Class A	645,348
		771,729
	TOTAL COMMON STOCKS
	(Cost $25,291,342)	25,078,862

		SHORT-TERM INVESTMENT - 3.9%
1,027,647		First American Treasury Obligations Fund - Class X, 0.03%[1]	1,027,647
		TOTAL SHORT-TERM INVESTMENT
		(Cost $1,027,647)	1,027,647

		TOTAL INVESTMENTS - 99.4%
		(Cost $26,318,989)	26,106,509
		Other Assets in Excess of Liabilities - 0.6%	147,680
		TOTAL NET ASSETS - 100.0%	$26,254,189

		ADR - American Depositary Receipt
		PLC - Public Limited Company
		GDR - Global Depositary Receipt
		EDR - European Depositary Receipt
		NVDR - Non-Voting Depositary Receipt

	*	Non-Income producing security.
	[1]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	27.2%
Health Care	14.9%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	9.4%
Communication Services	8.3%
Consumer Discretionary	5.3%
Materials	4.6%
Energy	2.7%
Real Estate	2.2%
Total Common Stocks	95.5%
Short-Term Investment	3.9%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$141,835	$-	$-	$141,835
Canada	507,146	-	-	507,146
China	1,256,750	108,946	-	1,365,696
France	-	3,082,902	-	3,082,902
Germany	119,941	1,933,557	-	2,053,498
Ireland	409,249	106,950	-	516,199
Israel	726,713	-	-	726,713
Japan	-	3,665,455	-	3,665,455
Luxembourg	-	117,237	-	117,237
Mexico	137,209	-	-	137,209
Netherlands	790,431	1,096,142	-	1,886,573
Republic of Korea	242,833	345,309	-	588,142
Singapore	-	513,576	-	513,576
Spain	-	221,147	-	221,147
Sweden	-	669,398	-	669,398
Switzerland	924,567	2,639,997	-	3,564,564
Thailand	-	131,612	-	131,612
United Kingdom	1,961,662	2,456,569	-	4,418,231
United States	771,729	-	-	771,729
Short-Term Investment	1,027,647	-	-	1,027,647
Total Investments	$9,017,712	$17,088,797	$-	$26,106,509

* The Fund did not hold any Level 3 securities at period end.